Bank Credit Lines and Loan Facilities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012
Line of Credit Facility [Line Items]
Line of credit and loan facilities amount	$ 20.0
Additional amount under negotiated facilities	$ 130.0